Document And Entity Information	Nov. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	TIDEWATER INC.
Document, Type	8-K
Document, Period End Date	Nov. 09, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-6311
Entity, Tax Identification Number	72-0487776
Entity, Address, Address Line One	842 West Sam Houston Parkway North, Suite 400
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	470-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	TDW
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000098222